Other Comprehensive Income (Tables)	12 Months Ended
Dec. 31, 2013
Schedule of Components of Other Comprehensive Income on Pre-Tax and After-Tax Basis

The components of other comprehensive (loss) income on a pre-tax and after-tax basis for the years ended December 31 are as follows:

	2013
($ in thousands)	Pre-tax	Tax	After-tax
Unrealized net holding losses arising during the period	$(15,281)	$5,349	$(9,932)
Less: reclassification adjustment of realized capital gains and losses	1	—	1

Unrealized net capital gains and losses	(15,282)	5,349	(9,933)

Other comprehensive loss	$(15,282)	$5,349	$(9,933)

	2012
	Pre-tax	Tax	After-tax
Unrealized net holding gains arising during the period	$977	$(343)	$634
Less: reclassification adjustment of realized capital gains and losses	596	(209)	387

Unrealized net capital gains and losses	381	(134)	247

Other comprehensive income	$381	$(134)	$247

	2011
	Pre-tax	Tax	After-tax
Unrealized net holding gains arising during the period	$7,322	$(2,562)	$4,760
Less: reclassification adjustment of realized capital gains and losses	2,075	(726)	1,349

Unrealized net capital gains and losses	5,247	(1,836)	3,411

Other comprehensive income	$5,247	$(1,836)	$3,411